Employee Benefit Plan - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan [Line Items]
Company's contribution based on employee contribution	4.00%		3.00%
Company's expense related to its benefit plan	$ 264,000	$ 157,000	$ 685,000	$ 388,000	$ 192,000